SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

15. SUBSEQUENT EVENTS

From the period subsequent to December 31, 2023 to the date of filing of these financial statements, the following occurred:

- 28,500 shares which were purchased in December 2023 and held in treasury at December 31, 2023, were cancelled.

- 74,000 shares were purchased in 2024, of which 53,800 were cancelled and 20,200 remain in treasury, to be cancelled in April 2024.

- the Company announced that it would proceed with a share repurchase plan in 2024. Under the terms of the plan, which commences on March 17, 2024, the Company will be able to repurchase up to 4,000,000 shares.